                           ALLMERICA INVESTMENT TRUST
               (SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2003)

The second sentence of the first paragraph under "Investment Strategies and Techniques - Financial Futures Contracts and Related Options" on page 9 is revised to read: In addition, the Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund may utilize futures contracts on foreign currencies and related options.

                                 **************

The information for Cynthia A. Hargadon under the heading "Principal Occupation(s) During Past 5 Years" in the table "Disinterested Trustees" under "Management of the Trust" on page 19 is revised to read: President and Chief Investment Officer, Normandie Institutional Advisors, LLC (asset management), 2003-present; President, Hargadon Associates (asset management consulting), 2002-2003; President, Potomac Asset Management, Inc., 2000-2002; Director of Investments, National Automobile Dealers Association, 1999-2000; President, Stable Value Investment Association (investment trade group), 1996-1999.

                                 **************

The information for John P. Kavanaugh under the heading "Principal Occupation(s) During Past 5 Years" in the table "Interested Trustees, Officers" under "Management of the Trust" on page 20 is revised to show that the name "Allmerica Asset Management, Inc. (`AAM')" has been changed to "Opus Investment Management, Inc. (`Opus')".

                                 **************

The following information has been added in the table "Interested Trustees, Officers" under "Management of the Trust" on page 20:

                          INTERESTED TRUSTEES, OFFICERS

                                                                                                    Number of
                                                                                                  Portfolios in
                                                   Term of                                         Fund Complex        Other
 Name, Address and          Position(s) Held  Office and Length  Principal Occupation(s) During    Overseen by     Directorships
      Age                      with Trust      of Time Served           Past 5 Years                  Trustee      Held by Trustee
      ---                      ----------      --------------           ------------                  -------      ---------------
Richard J. Litchfield (36)  Vice President    1 Year Term             Vice President, Opus             N/A             None
                                              Served Since 1995

Ann K. Tripp (44)           Vice President    1 Year Term             Vice President, Opus             N/A             None
                                              Served Since 2000

                                 **************

The following replaces the paragraph on Goldman Sachs Asset Management, L.P. under "Investment Management and Other Services" on page 25:

Goldman Sachs Asset Management, L.P. ("GSAM"), a Sub-Adviser to the Core Equity Fund, is part of the Investment Management Division (IMD) and an affiliate of Goldman, Sachs & Co. and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc., a publicly traded company. As of June 30, 2003, GSAM, along with other units of IMD, had approximately $335.8 billion in assets under management.

                                 **************

The information regarding Eric D. Hiatt is deleted from the table under "Investment Management and Other Services" on page 25.

                                 **************

The fee schedules under footnotes (2) and (3) on pages 26 and 27, respectively, under "Investment Management and Other Services" are replaced with the following:

(2) The Manager's fees for the Select Value Opportunity Fund and Select Growth Fund, computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:

                                                  Select Value
                                                   Opportunity     Select Growth
                   Assets                             Fund             Fund
                   ------                             ----             ----
                   First $100 Million ...........     1.00%            0.85%
                   Next $150 Million ............     0.85%            0.85%
                   Next $250 Million ............     0.80%            0.80%
                   Next $250 Million ............     0.75%            0.75%
                   Over $750 Million ............     0.70%            0.70%

The Manager voluntarily has agreed to limit its management fees to an annual rate of 0.90% of average daily net assets of the Select Value Opportunity Fund until further notice.

(3) The Manager's fee for the Core Equity Fund, computed daily at an annual rate based on the average daily net assets of the Fund, is based on the following schedule:

                                                   Core Equity
                   Assets                             Fund
                   ------                             ----
                   First $250 Million ...........     0.60%
                   Next $250 Million ............     0.55%
                   Next $250 Million ............     0.50%
                   Over $750 Million ............     0.45%

                                 **************

The following replaces the list of current representative clients for Cramer Rosenthal McGlynn, LLC ("CRM") on page 31 under "Investment Management and Other Services":

A listing of CRM's current representative clients is as follows:

    - The California Endowment          - The McGraw-Hill Companies, Inc.
    - Cedars-Sinai Medical Center       - Michigan Legislative Retirement System
    - Citigroup Pension Plan            - NBA Players Pension Plan
    - Indiana University Foundation     - Parker Hannifin Corporation
    - International Paper               - RR Donnelley & Sons
    - Kentucky Workers' Compensation    - U.S. Airways
         Funding Commission

                                 **************

The following replaces the first three sentences of the second paragraph on page 36 under "Purchase, Redemption, and Pricing of Securities Being Offered":

Equity securities are valued based on market value if market quotations are readily available. Portfolio securities listed or traded on national securities exchanges (other than the Nasdaq Stock Market, Inc. ("Nasdaq")) are valued at the last sale price, or, if there have been no sales on that day, at the mean of the current bid and ask price. Securities listed or traded on Nasdaq are valued at the Nasdaq official closing price. Over-the-counter securities for which market quotations are readily available are valued at the last available price in the market prior to the time of valuation.

Dated: September 17, 2003